Stock-Based Compensation (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Aug. 20, 2012	Sep. 30, 2014	Sep. 30, 2013	May 28, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Shares authorized for future grant		7,900,000			7,900,000		5,300,000
Options outstanding, exercise price	$ 2.77				$ 15.76		$ 7.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 5.12		$ 3.49	$ 1.05	$ 5.81
Unrecognized compensation cost							$ 8.9
Shares reserved for issuance under the equity incentive plans		11,000,000			11,000,000
Granted					1,709,102		1,907,483
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					1,398,821		611,260
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 16.86
Allocated Share-based Compensation Expense		3.3	4.1	3.4	7.3	10.6	13.9	13.0	20.5
Performance Based Vesting Condition [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options issued, vesting period							10 years
Options, expiration period							5 years
Performance Based Vesting Condition [Member] | Share Based Compensation Award Tranche One [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share price										$ 7.00
Performance Based Vesting Condition [Member] | Share Based Compensation Award Tranche Two [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share price										$ 10.00
Performance Based Vesting Condition [Member] | Share Based Compensation Award Tranche Three [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share price										$ 15.00
Employee Stock Option [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Unrecognized compensation cost, period for recognition							3 years
Employee Stock Option [Member] | Ratably Vesting [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options issued, vesting period							4 years
Employee Stock Option [Member] | Vesting Period Three Years [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options issued, vesting period							3 years
Employee Stock Option [Member] | Vesting Period Four Years [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options issued, vesting period							4 years
Employee Stock Option [Member] | Vesting Period Five Years [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options issued, vesting period							5 years
Employee Stock Option [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options issued, vesting period	3 years						10 years
Employee Stock Option [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options issued, vesting period	2 years
Restricted Stock [Member] | Employee [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options issued, vesting period							2 years
Restricted Stock [Member] | Non Employees [Member] | Ratably Vesting [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options issued, vesting period							4 years
Restricted Stock [Member] | Non Employees [Member] | Vesting Period Three Years [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options issued, vesting period							3 years
Restricted Stock [Member] | Non Employees [Member] | Vesting Period Four Years [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options issued, vesting period							4 years
Restricted Stock [Member] | Non Employees [Member] | Vesting Period Five Years [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options issued, vesting period							5 years
Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 9.04	$ 3.53	$ 11.37
Unrecognized compensation cost							$ 6.2
Unrecognized compensation cost, period for recognition							2 years